5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison claims (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Morrison claims

Morrison claims, Omineca Mining Division, British Columbia

Continuity of deferred exploration costs for the years ended January 31, 2026, 2025 and 2024 are as follows:

Morrison claims, Canada	2026	2025	2024

Balance, beginning of year	$461,152	$419,046	$182,456

Exploration and evaluation costs
Exploration additions
Assay and analysis	1,870	-	-
Sub-contracts and labour	4,985	-	-
Supplies and general	381	-	-
Travel	1,336	-	-
Staking and recording	18,988	34,151	233,429
Environmental additions
Sub-contracts and labour	61,201	7,428	3,161
Supplies and general	11,088	200	-
Travel	6,400	327	-

Total exploration and evaluation costs for the year	106,249	42,106	236,590

Balance, end of year	$567,401	$461,152	$419,046